Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Developing World Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is long-term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 141, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 192, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 128.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Retail - Thornburg Developing World Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Retail - Thornburg Developing World Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.28%	0.30%	0.21%
Total Annual Fund Operating Expenses		1.48%	2.25%	1.16%
Fee Waiver/Expense Reimbursement	[1]			(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.48%	2.25%	1.09%
[1]	Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.09%. The agreement to waive fees and reimburse expenses may be terminated by the Fund's Trustees at any time, but may not be terminated by Thornburg before February 1, 2020, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund's fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Retail - Thornburg Developing World Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	594	897	1,222	2,139
Class C	328	703	1,205	2,585
Class I	111	362	632	1,403

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Retail | Thornburg Developing World Fund | Class C | USD ($)	228	703	1,205	2,585

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.28% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 117 of the Prospectus.

Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2018. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Bar Chart [Heading]	Annual Total Returns - Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	18.17%	9-30-10
Lowest Quarterly Results	(23.17)%	9-30-11

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	Average Annual Total Returns (periods ended 12-31-18)
Performance [Table]
Average Annual Total Returns - Retail - Thornburg Developing World Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(19.01%)	(1.59%)	4.20%	Dec. 16, 2009
Class A | Return After Taxes on Distributions	(19.29%)	(1.74%)	4.11%	Dec. 16, 2009
Class A | Return After Taxes on Distributions and Sales of Fund Shares	(11.25%)	(1.27%)	3.28%	Dec. 16, 2009
Class C	(16.73%)	(1.45%)	3.98%	Dec. 16, 2009
Class I	(14.87%)	(0.28%)	5.24%	Dec. 16, 2009
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	(14.58%)	1.65%	2.34%	Dec. 16, 2009

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.